Long-term investments - Income from Long-term Investments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments	$ 309,842	$ 121,394	$ 119,084	$ 115,576
Dividend and interest income from investments carried at fair value	24,304	35,156	47,682	50,533
Equity method loss	(1,326)	(2,620)	(2,124)	(4,726)
Interest and other income	1,989	6,732	7,506	18,751
Income from long-term investments	334,809	160,662	172,148	180,134
Atlantica
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments	305,606	136,809	120,212	130,991
Dividend and interest income from investments carried at fair value	18,426	17,527	36,852	32,904
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments	2,897	(15,415)	(1,245)	(15,415)
Dividend and interest income from investments carried at fair value	4,813	17,629	8,717	17,629
San Antonio Water System
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments	1,339	0	117	0
Dividend and interest income from investments carried at fair value	$ 1,065	$ 0	$ 2,113	$ 0